Segmented Information - Reporting Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Insurance service result	$ 4,001	$ 3,977
Net investment income (loss)	19,111	18,021
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(16,219)	(13,894)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,133	(734)
Decrease (increase) in investment contract liabilities	(504)	(435)
Net segregated fund investment result	0	0
Total investment result	3,521	2,958
Other revenue	7,588	6,746
Other expenses	(6,339)	(5,675)
Interest expenses	(1,681)	(1,554)
Net income (loss) before income taxes	7,090	6,452
Income tax (expenses) recoveries	(1,212)	(845)
Net income (loss)	5,878	5,607
Non-controlling interests	247	144
Participating policyholders	246	360
Net income (loss) attributed to shareholders	5,385	5,103
Total assets	978,818	875,574
Asia
Disclosure of operating segments [line items]
Insurance service result	2,160	1,941
Net investment income (loss)	7,987	7,057
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(7,334)	(6,436)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	604	(105)
Decrease (increase) in investment contract liabilities	(9)	(38)
Net segregated fund investment result	0	0
Total investment result	1,248	478
Other revenue	155	67
Other expenses	(338)	(231)
Interest expenses	(28)	(11)
Net income (loss) before income taxes	3,197	2,244
Income tax (expenses) recoveries	(460)	(440)
Net income (loss)	2,737	1,804
Non-controlling interests	241	141
Participating policyholders	141	315
Net income (loss) attributed to shareholders	2,355	1,348
Total assets	209,623	177,623
Canada
Disclosure of operating segments [line items]
Insurance service result	1,320	1,193
Net investment income (loss)	5,169	5,048
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(3,650)	(3,315)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	346	57
Decrease (increase) in investment contract liabilities	(76)	(73)
Net segregated fund investment result	0	0
Total investment result	1,789	1,717
Other revenue	294	272
Other expenses	(677)	(569)
Interest expenses	(1,047)	(1,004)
Net income (loss) before income taxes	1,679	1,609
Income tax (expenses) recoveries	(353)	(373)
Net income (loss)	1,326	1,236
Non-controlling interests	0	0
Participating policyholders	105	45
Net income (loss) attributed to shareholders	1,221	1,191
Total assets	158,803	157,111
U.S.
Disclosure of operating segments [line items]
Insurance service result	357	607
Net investment income (loss)	4,962	5,236
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(5,278)	(4,866)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	185	11
Decrease (increase) in investment contract liabilities	(87)	(148)
Net segregated fund investment result	0	0
Total investment result	(218)	233
Other revenue	137	79
Other expenses	(131)	(153)
Interest expenses	(13)	(15)
Net income (loss) before income taxes	132	751
Income tax (expenses) recoveries	3	(112)
Net income (loss)	135	639
Non-controlling interests	0	0
Participating policyholders	0	0
Net income (loss) attributed to shareholders	135	639
Total assets	263,736	244,659
Global WAM
Disclosure of operating segments [line items]
Insurance service result	0	0
Net investment income (loss)	(655)	(771)
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Decrease (increase) in investment contract liabilities	(327)	(175)
Net segregated fund investment result	0	0
Total investment result	(982)	(946)
Other revenue	7,439	6,709
Other expenses	(4,703)	(4,252)
Interest expenses	(7)	(14)
Net income (loss) before income taxes	1,747	1,497
Income tax (expenses) recoveries	(148)	(198)
Net income (loss)	1,599	1,299
Non-controlling interests	2	2
Participating policyholders	0	0
Net income (loss) attributed to shareholders	1,597	1,297
Total assets	305,968	257,764
Corporate and Other
Disclosure of operating segments [line items]
Insurance service result	164	236
Net investment income (loss)	1,648	1,451
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	43	723
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(2)	(697)
Decrease (increase) in investment contract liabilities	(5)	(1)
Net segregated fund investment result	0	0
Total investment result	1,684	1,476
Other revenue	(437)	(381)
Other expenses	(490)	(470)
Interest expenses	(586)	(510)
Net income (loss) before income taxes	335	351
Income tax (expenses) recoveries	(254)	278
Net income (loss)	81	629
Non-controlling interests	4	1
Participating policyholders	0	0
Net income (loss) attributed to shareholders	77	628
Total assets	40,688	38,417
Life, health and property and casualty insurance
Disclosure of operating segments [line items]
Insurance service result	3,714	3,827
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(14,748)	(12,350)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	985	(360)
Life, health and property and casualty insurance | Asia
Disclosure of operating segments [line items]
Insurance service result	2,228	2,070
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(5,495)	(4,970)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(65)	(106)
Life, health and property and casualty insurance | Canada
Disclosure of operating segments [line items]
Insurance service result	1,081	995
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(3,846)	(3,288)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	347	58
Life, health and property and casualty insurance | U.S.
Disclosure of operating segments [line items]
Insurance service result	241	526
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(5,450)	(4,815)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	705	385
Life, health and property and casualty insurance | Global WAM
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Life, health and property and casualty insurance | Corporate and Other
Disclosure of operating segments [line items]
Insurance service result	164	236
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	43	723
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(2)	(697)
Annuities and pensions
Disclosure of operating segments [line items]
Insurance service result	287	150
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1,471)	(1,544)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	148	(374)
Annuities and pensions | Asia
Disclosure of operating segments [line items]
Insurance service result	(68)	(129)
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1,839)	(1,466)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	669	1
Annuities and pensions | Canada
Disclosure of operating segments [line items]
Insurance service result	239	198
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	196	(27)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1)	(1)
Annuities and pensions | U.S.
Disclosure of operating segments [line items]
Insurance service result	116	81
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	172	(51)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(520)	(374)
Annuities and pensions | Global WAM
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Annuities and pensions | Corporate and Other
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	$ 0	$ 0